Revenue Recognition - Disaggregation of Revenue (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenue	$ 129,378	$ 101,887	$ 251,928	$ 200,108	$ 430,966	$ 398,047	$ 406,377
Revenue recognized	115,900	78,400	217,000	152,700
UNITED STATES
Disaggregation of Revenue [Line Items]
Total revenue	$ 73,000	$ 56,000	$ 140,400	$ 108,700	$ 233,300	$ 216,600	$ 237,200
UNITED STATES | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk percentage	56.00%	55.00%	56.00%	54.00%	54.00%	54.00%	58.00%